TFS CAPITAL INVESTMENT TRUST

Supplement dated September 19, 2013
To the Summary Prospectuses, Prospectuses and Statements of Additional Information of
TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund
dated March 1, 2013

This Supplement updates certain information contained in the Summary Prospectuses, Prospectuses and Statements of Additional Information (“SAI”) of TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund, each a series of TFS Capital Investment Trust (the “Trust”), dated March 1, 2013.  You should retain this Supplement for future reference.  Copies of the Summary Prospectuses, Prospectuses, and SAIs as supplemented, may be obtained free of charge by calling us at 1.888.534.2001 or by visiting www.TFSCapital.com.

The Board of Trustees of the Trust approved the discontinuance of the redemption fee for TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund, effective January 1, 2014.  All references to redemption fees in the Summary Prospectuses, Prospectuses and SAIs are hereby deleted in their entirety, effective January 1, 2014.  Redemptions occurring in a Fund, on or after January 1, 2014, will be processed at the Fund’s current net asset value, regardless of the date of purchase of Fund shares.

The Board of Trustees also approved the following reductions to the Funds investment advisory fees (hereafter referred to as “Management Fees”) and contractual annual fund operating expense limitations, effective January 1, 2014.  All references to Management Fees and contractual fee limitations (“Contractual Fee Limitations”) in the Summary Prospectuses, Prospectuses and SAIs are hereby amended January 1, 2014, as set forth below:

TFS Market Neutral Fund

Current Management Fees:	2.25% per annum
Management Fees Effective January 1, 2014:	1.65% per annum

Current Contractual Fee Limitation:	2.50% per annum
Contractual Fee Limitation Effective January 1, 2014	1.90% per annum

TFS Small Cap Fund

Current Management Fees:	1.25% per annum
Management Fees Effective January 1, 2014:	1.15% per annum

Current Contractual Fee Limitation:	1.75% per annum
Contractual Fee Limitation Effective January 1, 2014	1.50% per annum

TFS Hedged Futures Fund

Current Management Fees:	2.00% per annum
Management Fees Effective January 1, 2014:	1.50% per annum

Current Contractual Fee Limitation:	2.30% per annum
Contractual Fee Limitation Effective January 1, 2014	1.80% per annum

(Continued on the next page)

Effective January 1, 2014, each Fund’s Annual Fund Operating Expense Table and Example, as set forth in the Summary Prospectus and Prospectus, is hereby replaced with the relevant Fund’s updated Annual Fund Operating Expense Table and Example set forth below.

TFS Market Neutral Fund – Annual Fund Operating Expenses Table

Management Fees(1)	1.65%
Distribution (12b-1) Fees	None
Acquired Fund Fees and Expenses	0.07%
Other Expenses (includes dividend expense, borrowing costs and brokerage expenses on securities sold short)	6.38%
Total Annual Fund Operating Expenses(2)	8.10%

(1)	Management Fees have been restated to reflect the newly approved investment advisory fee.
(2)
The Adviser has contractually agreed to reduce Management Fees and to absorb the Fund’s other operating expenses (for the life of the Fund) to the extent necessary to limit annual ordinary operating expenses to an amount not exceeding 1.90% of the Fund’s average daily net assets. Management Fee reductions and expenses absorbed by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the ordinary operating expenses of the Fund to exceed the 1.90% limit. Ordinary operating expenses includes all Fund expenses except brokerage, taxes, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund Fees and Expenses and extraordinary expenses. The Adviser’s right to receive repayment of any Management Fee reductions and/or expense reimbursements terminates if the Adviser ceases to serve as investment adviser to the Fund. This agreement may be terminated by either the Fund or the Adviser upon not less than 60 days prior written notice to the other party, provided, however, that (1) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (2) the agreement will terminate automatically as to the Fund if, and when, the Adviser ceases to serve as investment adviser of the Fund.

Example

1 Year	3 Years	5 Years	10 Years
$797	$2,319	$3,748	$6,949

TFS Small Cap Fund – Annual Fund Operating Expenses Table

Management Fees(1)	1.15%
Distribution (12b-1) Fees	None
Other Expenses	0.70%
Total Annual Fund Operating Expenses	1.85%
Less Management Fee Reductions(2)	(0.35%)
Total Annual Fund Operating Expenses After Management Fee Reductions	1.50%

(1)	Management Fees have been restated to reflect the newly approved investment advisory fee.
(2)
The Adviser has contractually agreed to reduce Management Fees and to absorb the Fund’s other operating expenses (for the life of Fund) to the extent necessary to limit annual ordinary operating expenses to an amount not exceeding 1.50% of the Small Cap Fund’s average daily net assets. Management Fee reductions and expenses absorbed by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the ordinary operating expenses of the Fund to exceed the 1.50% limit. Ordinary operating expenses include all Fund expenses except brokerage, taxes, borrowing costs, Acquired Fund Fees and Expenses and extraordinary expenses. The Adviser’s right to receive repayment of any Management Fee reductions and/or expense reimbursements terminates if the Adviser ceases to serve as investment adviser to the Fund. This agreement may be terminated by either the Fund or the Adviser upon not less than 60 days prior written notice to the other party, provided, however, that (1) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (2) the agreement will terminate automatically as to the Fund if, and when, the Adviser ceases to serve as investment adviser of the Fund.

(Continued on the next page)

Example

1 Year	3 Years	5 Years	10 Years
$153	$474	$818	$1,791

TFS Hedged Futures Fund – Annual Fund Operating Expenses Table

Management Fees(1)	1.50%
Distribution (12b-1) Fees	None
Acquired Fund Fees and Expenses	0.10%
Other Expenses
Other Expenses of the Fund	0.50%
Expenses of the Subsidiary	0.01%
Total Annual Fund Operating Expenses	2.11%
Less Management Fee Reductions(2)	(0.21%)
Total Annual Fund Operating Expenses After Management Fee Reductions	1.90%

(1)	Management Fees have been restated to reflect the newly approved investment advisory fees.
(2)
The Adviser has contractually agreed to reduce Management Fees and to absorb the Fund’s other operating expenses (for the life of the Fund) to the extent necessary to limit annual ordinary operating expenses to an amount not exceeding 1.80% of the Fund’s average daily net assets. Management Fee reductions and expenses absorbed by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the ordinary operating expenses of the Fund to exceed the 1.80% limit. Ordinary operating expenses include all Fund expenses except brokerage, taxes, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund Fees and Expenses and extraordinary expenses. The Adviser’s right to receive repayment of any Management Fee reductions and/or expense reimbursements terminates if the Adviser ceases to serve as investment adviser to the Fund. This agreement may be terminated by either the Fund or the Adviser upon not less than 60 days prior written notice to the other party, provided, however, that (1) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (2) the agreement will terminate automatically as to the Fund if, and when, the Adviser ceases to serve as investment adviser of the Fund.

Example

1 Year	3 Years	5 Years	10 Years
$193	$597	$1,026	$2,222

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE